Product Returns Liability	6 Months Ended
Jun. 30, 2012
Product Returns Liability and Contingencies [Abstract]
PRODUCT RETURNS LIABILITY

NOTE 8 — PRODUCT RETURNS LIABILITY

The liability for product returns is included in “Accrued expenses and other current liabilities.” This liability includes accruals for estimated parts returned under warranty and for parts returned because of customer excess quantities. Holdings provides warranties for its products’ performance. Warranty periods vary by part. In addition to returns under warranty, Holdings allows its customers to return quantities of parts that the customer determines to be in excess of its current needs. Customer rights to return excess quantities vary by customer and by product category. Generally, these returns are contractually limited to 3% to 5% of the customer’s purchases in the preceding year. While Holdings does not have a contractual obligation to accept excess quantity returns from all customers, common practice for Holdings and the industry is to accept periodic returns of excess quantities from on-going customers. If a customer elects to cease purchasing from Holdings and change to another vendor, it is industry practice for the new vendor, and not Holdings, to accept any inventory returns resulting from the vendor change and any subsequent inventory returns. During the Successor six months ended June 30, 2012, product returns reserves of $3.0 million related to a former customer were reduced increasing net sales on the interim unaudited condensed consolidated statements of comprehensive income (loss).

Holdings’ management routinely monitors returns data and adjusts estimates based on this data.

The fair value of the product returns liability assumed in the UCI Acquisition was unchanged from the historical carrying value. Changes in Holdings’ product returns accrual were as follows (in millions):

	Successor		Predecessor
	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011	January 1, 2011 through January 25, 2011
Beginning of period	$55.6	$—	$53.7
Additions due to UCI Acquisition	—	54.6	—
Cost of unsalvageable parts	(25.6)	(22.3)	(4.0)
Reduction to sales, net of salvage	21.0	24.5	4.9

End of period	$51.0	$56.8	$54.6